Stock-Based Compensation (Restricted Stock Units) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) installment $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for issuance	243,331	233,017
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage	33.33%
Share-based compensation expense | $	$ 3	$ 3	$ 1
Market value of restricted stock units | $	$ 9	$ 4
Shares
Non-vested balance at beginning of period (shares)	233,691	287,926	425,211
Granted (shares)	1,325,134	279,312	113,760
Vested (shares)	(152,220)	(276,548)	(190,949)
Canceled and forfeited (shares)	(106,620)	(56,999)	(60,096)
Non-vested balance at end of period (shares)	1,299,985	233,691	287,926
Weighted — Average Grant-Date Fair Value per Share
Non-vested balance at beginning of period (in usd per share) | $ / shares	$ 17.21	$ 12.01	$ 12.70
Granted (in usd per share) | $ / shares	16.11	19.27	15.06
Vested (in usd per share) | $ / shares	15.25	14.47	17.08
Canceled and forfeited (in usd per share) | $ / shares	18.46	14.37	11.14
Non-vested balance at end of period (in usd per share) | $ / shares	$ 16.36	$ 17.21	$ 12.01
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $	$ 3	$ 4	$ 5
2006 Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for issuance	437,402	737,861
Executive Long-Term Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period for stock to achieve before grant of ExLTIP shares (in years)	10 years
Number of Annual Installments | installment	5
Weighted — Average Grant-Date Fair Value per Share
ExLTIP shares pending approval (in shares)	907,741